Leases - Summary of Right of Use Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 1,608,219	₩ 1,611,951
Land, buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,379,422	1,376,721
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 228,797	₩ 235,230